BUSINESS COMBINATIONS (Tables) - Activision Blizzard, Inc.	12 Months Ended
Jun. 30, 2024
Business Combination [Line Items]
Major Classes of Assets and Liabilities Allocated Purchase Price	The major classes of assets and liabilities to which we have allocated the purchase price were as follows:

(In millions)

Cash and cash equivalents	$12,976
Goodwill	51,001
Intangible assets	21,969
Other assets	2,503
Long-term debt	(2,799)
Long-term income taxes	(1,946)
Deferred income taxes	(4,676)
Other liabilities	(3,620)

Total purchase price	$75,408

Acquired Intangible Assets

Following are the details of the purchase price allocated to the intangible assets acquired:

(In millions, except average life)	Amount	Weighted Average Life

Marketing-related	$11,619	24 years
Technology-based	9,689	4 years
Customer-related	661	4 years

Fair value of intangible assets acquired	$21,969	15 years

Supplemental Consolidated Financial Results on Unaudited Pro Forma Basis

Following are the supplemental consolidated financial results of Microsoft Corporation on an unaudited pro forma basis, as if the acquisition had been consummated on July 1, 2022:

(In millions, except per share amounts)

Year Ended June 30,	2024	2023

Revenue	$247,442	$219,790
Net income	88,308	71,383
Diluted earnings per share	11.82	9.55